Pension and other post-retirement benefits (Details 6) (CHF) In Millions, unless otherwise specified	Dec. 31, 2013
Defined benefit pension plans
Estimated future benefit payments (CHF million)
2014	969
2015	956
2016	936
2017	909
2018	896
For five years thereafter	4,933
Other post-retirement defined benefit plans
Estimated future benefit payments (CHF million)
2014	8
2015	9
2016	10
2017	10
2018	11
For five years thereafter	59
Bank | Defined benefit pension plans - International
Estimated future benefit payments (CHF million)
2014	64
2015	73
2016	74
2017	80
2018	96
For five years thereafter	615
Bank | Other post-retirement defined benefit plans - International
Estimated future benefit payments (CHF million)
2014	8
2015	9
2016	10
2017	10
2018	11
For five years thereafter	59